FINANCE LEASE RECEIVABLES	12 Months Ended
Dec. 31, 2021
Disclosure of maturity analysis of finance lease payments receivable [abstract]
FINANCE LEASE RECEIVABLES
NOTE 19: FINANCE LEASE RECEIVABLES
The Group's finance lease receivables are classified as loans and advances to customers and accounted for at amortised cost. The balance is analysed as follows:

	2021	2020
	£m	£m
Not later than 1 year	346	314
Later than 1 year and not later than 2 years	143	187
Later than 2 years and not later than 3 years	230	150
Later than 3 years and not later than 4 years	118	199
Later than 4 years and not later than 5 years	54	118
Later than 5 years	337	758
Gross investment in finance leases	1,228	1,726
Unearned future finance income on finance leases	(232)	(526)
Rentals received in advance	(14)	(18)
Net investment in finance leases	982	1,182
The net investment in finance leases represents amounts recoverable as follows:

	2021	2020
	£m	£m
Not later than 1 year	277	235
Later than 1 year and not later than 2 years	110	135
Later than 2 years and not later than 3 years	200	105
Later than 3 years and not later than 4 years	96	160
Later than 4 years and not later than 5 years	38	88
Later than 5 years	261	459
Net investment in finance leases	982	1,182
Equipment leased to customers under finance leases primarily relates to structured financing transactions to fund the purchase of aircraft, ships and other large individual value items. There was an allowance for uncollectable finance lease receivables included in the allowance for impairment losses of £18 million (2020: £22 million).